Risk management - Liquidity and funding risks, on and off balance sheet encumbrances (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) numberOfRemunerationComponent	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Encumbered assets and collateral received and matching liabilities
Assets	€ 1,595,835.0	€ 1,508,250.0	€ 1,522,695.0
Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	26.10%	26.60%
Total assets encumbered	€ 1,708,000.0
Liquidity risk | Of which property collateral
Encumbered assets and collateral received and matching liabilities
Matching liabilities, contingent liabilities or securities lent	325,200.0
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered	€ 445,900.0
Number of categories of encumbered assets | numberOfRemunerationComponent	2
Liquidity risk | On-balance-sheet assets | Of which property collateral
Encumbered assets and collateral received and matching liabilities
Assets	€ 365,100.0
Percent of total assets encumbered	72.00%
Liquidity risk | On-balance-sheet assets | Of which property collateral | Unmatured
Encumbered assets and collateral received and matching liabilities
Assets	€ 39,500.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | Within 1 month
Encumbered assets and collateral received and matching liabilities
Assets	32,700.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | 1 to 3 months
Encumbered assets and collateral received and matching liabilities
Assets	8,200.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | 3 to 12 months
Encumbered assets and collateral received and matching liabilities
Assets	29,600.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | 1 to 2 years
Encumbered assets and collateral received and matching liabilities
Assets	106,800.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | 2 to 3 years
Encumbered assets and collateral received and matching liabilities
Assets	37,100.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | 3 to 5 years
Encumbered assets and collateral received and matching liabilities
Assets	80,100.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | 5 to 10 years
Encumbered assets and collateral received and matching liabilities
Assets	20,700.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | More than 10 years
Encumbered assets and collateral received and matching liabilities
Assets	10,400.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | Loans and advances
Encumbered assets and collateral received and matching liabilities
Assets	262,800.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | Equity instruments
Encumbered assets and collateral received and matching liabilities
Assets	8,400.0
Fair value of asset	8,400.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | Debt securities
Encumbered assets and collateral received and matching liabilities
Assets	61,000.0
Fair value of asset	61,100.0
Liquidity risk | On-balance-sheet assets | Of which property collateral | Other
Encumbered assets and collateral received and matching liabilities
Assets	32,900.0
Liquidity risk | On-balance-sheet assets | Without collateral
Encumbered assets and collateral received and matching liabilities
Fair value of asset	1,230,700.0
Liquidity risk | On-balance-sheet assets | Without collateral | Loans and advances
Encumbered assets and collateral received and matching liabilities
Fair value of asset	984,400.0
Liquidity risk | On-balance-sheet assets | Without collateral | Equity instruments
Encumbered assets and collateral received and matching liabilities
Assets	13,100.0
Fair value of asset	13,100.0
Liquidity risk | On-balance-sheet assets | Without collateral | Debt securities
Encumbered assets and collateral received and matching liabilities
Assets	102,800.0
Fair value of asset	102,900.0
Liquidity risk | On-balance-sheet assets | Without collateral | Other
Encumbered assets and collateral received and matching liabilities
Fair value of asset	130,300.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	80,800.0
Fair value of collateral received or own debt securities issued available for encumbrance	31,500.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | Unmatured
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	24,200.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | Within 1 month
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	15,300.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | 1 to 3 months
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	12,800.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | 3 to 12 months
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	25,800.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | 1 to 2 years
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	1,900.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | 2 to 3 years
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	400.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | 3 to 5 years
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	400.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | 5 to 10 years
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	0.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | More than 10 years
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	0.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | Loans and advances
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	1,200.0
Fair value of collateral received or own debt securities issued available for encumbrance	0.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | Equity instruments
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	5,400.0
Fair value of collateral received or own debt securities issued available for encumbrance	7,000.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | Debt securities
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	74,200.0
Fair value of collateral received or own debt securities issued available for encumbrance	24,500.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | Other collateral received
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	0.0
Fair value of collateral received or own debt securities issued available for encumbrance	0.0
Liquidity risk | Off-balance-sheet assets | Of which property collateral | Own debt securities issued other than own covered bonds or ABSs
Encumbered assets and collateral received and matching liabilities
Guarantees received committed	0.0
Fair value of collateral received or own debt securities issued available for encumbrance	€ 600.0